Concentration, Risks, and Uncertainties	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentration, Risks, and Uncertainties

2. CONCENTRATION, RISKS, AND UNCERTAINTIES

Cash Concentrations

The Company maintains cash balances at various financial institutions. These balances are secured by the Federal Deposit Insurance Corporation. These balances may exceed the federal insurance limits. Uninsured cash balances were $8,547,000 and $2,146,000 as of March 31, 2021 and December 31, 2020, respectively.

Revenue Concentrations

For the three months ended March 31, 2021 and 2020, revenue from Lennar Northwest, Inc. (“Lennar”) was $7,000,000 and $0, respectively. This represented 50% and 0% of the Company’s revenue for the three months ended March 31, 2021 and 2020, respectively.

COVID-19

On March 25, 2020, the Governor of Washington imposed a complete moratorium on construction of single-family low-risk construction in the State (the “Moratorium”). The Company had to cease construction operations on that date. The Moratorium was lifted on April 24, 2020, provided that safety measures were implemented, including the creation of a COVID-19 safety plan, exposure response procedure plan, and mandatory construction site safety meetings. The Company implemented the safety measures and re-started housing construction activities. The possibility remains that the Governor could impose new or additional requirements or restrict or completely halt construction again depending on the development of the COVID-19 infection rate.

The Company has not, at this time, experienced any cancelled sales contracts. The Company has experienced some supply-chain issues with both cabinetry and appliances related to COVID-19. As of the date of this report, the Company’s projects are on-schedule and operations are not being materially impacted by the COVID-19 pandemic.

While there could ultimately be a material impact on operations and liquidity of the Company, at the time of issuance of this report, the ultimate impact could not be determined.

2. CONCENTRATION, RISKS, AND UNCERTAINTIES

Cash Concentrations

The Company maintains cash balances at various financial institutions. These balances are secured by the Federal Deposit Insurance Corporation. These balances may exceed the federal insurance limits. Uninsured cash balances were $2,146,000 and $177,600 as of December 31, 2020 and 2019, respectively.

Revenue Concentrations

For the years ended December 31, 2020 and 2019 revenue from Lennar Northwest, Inc. was $12,538,000 and $7,015,000, respectively. This represented 25% and 23% of our revenue for the years ended December 31, 2020 and 2019, respectively.

COVID-19

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID-19”) as a pandemic which continues to spread throughout the United States and the World. The Company is monitoring the outbreak of COVID-19 and the related business and travel restrictions and changes to behavior intended to reduce its spread, in addition to the impact on its employees. Due to the rapid development and fluidity of this situation, the magnitude and duration of the pandemic and its impact on the Company’s operations and liquidity is uncertain as of the date of this report.

The COVID-19 Pandemic has had the following effect on the Company’s business:

5.	Construction not related to safety, spoliation, or critical infrastructure was halted by Washington State Governor Inslee on March 23, 2020. Some operations could continue based on the aforementioned exceptions to the shutdown order, but the Company did experience a significant operational slowdown.
6.	Soundview Estates (a large Harbor Custom Development, Inc. site) continued selective activities that yielded rock byproduct, considered an essential material, needed for critical infrastructure projects for an Amazon distribution center and a local hospital.
7.	On April 24, 2020, the Governor approved the restart of most residential housing projects, deeming them essential, as long as they adhered to certain safety measures. Under this order, most existing permitted residential homes or projects were considered essential. The order allowed the Company to resume near full construction activities on all permitted lots.
8.	On May 1, 2020, the Governor established a four-phase plan for Washington businesses to follow. All Harbor Custom Development, Inc. development sites are now in Phase 2 of the plan where construction can continue, and new construction is allowed, as long as the company creates a safety plan adhering to certain safety practices, which the company has done.

While there could ultimately be a material impact on operations and liquidity of the Company, at the time of issuance of this report, the ultimate impact could not be determined.